Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 09, 2011
Related Party Transaction [Line Items]
Miscellaneous	$ 91,924,000	$ 59,304,000
Axis Business [Member]
Related Party Transaction [Line Items]
Revolving loan, related parties, borrowing capacity			12,000,000
Revolving loan maturity date	Nov. 07, 2016
Miscellaneous	9,664,000	7,081,000
Guarantee deposits, related party		2,292,000
Other receivables, related party	16,773,000	73,664,000
Accounts payable, related party	17,694,000	5,514,000
Lacoop, A.C. And Lacoop II, S. C. [Member]
Related Party Transaction [Line Items]
Notes receivable, related party	4,696,000	5,123,000
Other receivables, related party	2,404,000	2,763,000
Accounts payable, related party	$ 1,155,000	$ 2,689,000
London Interbank Offered Rate (LIBOR) [Member] | Axis Business [Member]
Related Party Transaction [Line Items]
Debt instrument, basis spread on variable rate			6.00%